Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000202742 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TEQWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 20.74% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to certain expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	20.74%	16.74%	13.87%

Russell 3000® Index	20.81%	16.74%	13.87%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033987 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 20.42% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	20.42%	16.41%	13.76%

Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.04%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 20.70% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	20.70%	16.69%	14.04%

Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 20.53% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	20.53%	16.52%	13.87%

Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$8	0.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 20.67% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	20.67%	16.59%	13.97%

Russell 3000® Index	20.81%	16.74%	14.12%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 20.38% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	20.38%	16.39%	13.73%

Class A at maximum sales charge (Offering Price)	13.47%	15.02%	13.06%

Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 56,117,103,667
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,355,515
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class I Shares
Trading Symbol	TISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Class I Shares at net asset value (NAV) was 21.24% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	21.24%	17.43%	14.48%

S&P 500® Index	21.45%	17.64%	14.68%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,637,510,534
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 4,427,257
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$4,427,257

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 21.40% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	21.40%	17.58%	14.58%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,637,510,534
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 4,427,257
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 4,427,257

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 21.09% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	21.09%	17.28%	14.29%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 12,637,510,534
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 4,427,257
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 4,427,257

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014625 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 14.06% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Retirement Class Shares at NAV	14.06%	11.26%	9.21%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 3,655,505,710
Holdings Count | Holding	1,962
Advisory Fees Paid, Amount	$ 1,376,559
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014624 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 14.40% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	14.40%	11.56%	9.49%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,655,505,710
Holdings Count | Holding	1,962
Advisory Fees Paid, Amount	$ 1,376,559
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class I Shares
Trading Symbol	TRHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Class I Shares at net asset value (NAV) was 14.37% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	14.37%	11.41%	9.22%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell 2000® Index	14.41%	11.50%	9.23%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,655,505,710
Holdings Count | Holding	1,962
Advisory Fees Paid, Amount	$ 1,376,559
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TCIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 23.20% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	23.20%	12.29%	7.74%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 32,931,823,488
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 12,018,954
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$ 12,018,954

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TRIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 23.17% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	23.17%	12.26%	7.53%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 32,931,823,488
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 12,018,954
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014626 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 23.34% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	23.34%	12.43%	7.69%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 32,931,823,488
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 12,018,954
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$ 12,018,954

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014627 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 23.09% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	23.09%	12.15%	7.42%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 32,931,823,488
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 12,018,954
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202745 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TCIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 23.43% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	23.43%	12.48%	8.01%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.79%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 32,931,823,488
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 12,018,954
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202746 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class W Shares
Trading Symbol	TGIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 17.43% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	17.43%	17.77%	14.09%

S&P 500® Index	21.45%	17.64%	14.63%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$ 26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$70	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.74% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	16.74%	17.01%	13.71%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014631 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$43	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 17.02% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	17.02%	17.31%	13.99%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$60	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.78% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	16.78%	17.12%	13.82%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class I Shares
Trading Symbol	TGIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$49	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.95% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	16.95%	17.20%	13.84%

S&P 500® Index	21.45%	17.64%	14.68%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class A Shares
Trading Symbol	TIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$74	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.63% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	16.63%	16.98%	13.67%

Class A at maximum sales charge (Offering Price)	9.94%	15.61%	13.00%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 7,271,420,869
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 26,780,831
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$ 26,780,831

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000033990 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.58% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.58%	15.10%	13.14%

Class A at maximum sales charge (Offering Price)	10.81%	13.75%	12.47%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,604,965,934
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,962,122
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 9,962,122

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.90% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	17.90%	15.32%	13.46%

S&P 500® Index	21.45%	17.64%	14.68%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,604,965,934
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,962,122
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.76% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	17.76%	15.22%	13.27%

S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 6,604,965,934
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,962,122
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 9,962,122

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014633 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$19	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.93% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	17.93%	15.40%	13.45%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,604,965,934
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,962,122
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014634 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$46	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	17.61%	15.11%	13.17%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,604,965,934
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,962,122
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class W Shares
Trading Symbol	TIEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.71% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	25.71%	12.30%	8.19%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.79%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014646 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$79	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	24.76%	11.52%	6.90%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014645 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$51	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.16% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	25.16%	11.81%	7.18%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TREPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.91% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out-of-benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out-of-benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	24.91%	11.63%	7.02%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class I Shares
Trading Symbol	TIEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.01% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	25.01%	11.68%	7.31%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class A Shares
Trading Symbol	TIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$89	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.64% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	24.64%	11.44%	6.82%
Class A at maximum sales charge (Offering Price)	17.53%	10.12%	6.19%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,437,369,041
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 28,893,224
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014649 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$75	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.48% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	11.48%	15.53%	9.74%
Class A at maximum sales charge (Offering Price)	5.06%	14.17%	9.09%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.80% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	11.80%	15.80%	10.03%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Value Index	11.15%	14.28%	10.02%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$58	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.70% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.70%	15.69%	9.91%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014648 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$42	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	11.84%	15.87%	10.07%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014650 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$69	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.56% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10-Year
Retirement Class Shares at NAV	11.56%	15.59%	9.80%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class W Shares
Trading Symbol	TRLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 12.28% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	12.28%	16.34%	10.39%

Russell 1000® Index	21.14%	17.05%	14.33%

Russell 1000® Value Index	11.15%	14.28%	9.47%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,200,585,548
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,564,306
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014653 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$80	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.40% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	14.40%	3.74%	8.07%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 782,105,674
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,138,802
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.
•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014651 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class R6 Shares
Trading Symbol	TRPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$54	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.63% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	14.63%	4.00%	8.34%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 782,105,674
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,138,802
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.
•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$70	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.48% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	14.48%	3.84%	8.18%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 782,105,674
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,138,802
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674

Total number of portfolio holdings	104

Portfolio turnover (%)	171%

Total management fees paid for the year	$ 4,138,802

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.
•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class I Shares
Trading Symbol	TCMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.59% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	14.59%	3.90%	8.23%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell Midcap® Growth Index	19.59%	11.17%	12.74%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 782,105,674
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,138,802
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674

Total number of portfolio holdings	104

Portfolio turnover (%)	171%

Total management fees paid for the year	$ 4,138,802

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.
•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014652 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class A Shares
Trading Symbol	TCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$88	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.25% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	14.25%	3.70%	8.02%
Class A at maximum sales charge (Offering Price)	7.67%	2.48%	7.38%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 782,105,674
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,138,802
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.
•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014655 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$80	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.36% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	6.36%	13.86%	7.67%
Class A at maximum sales charge (Offering Price)	0.26%	12.51%	7.03%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,574,458,171
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 7,625,778
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.54% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	6.54%	14.07%	8.00%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell Midcap® Value Index	7.86%	13.23%	9.31%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,574,458,171
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 7,625,778
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 7,625,778

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$63	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.54%	14.01%	7.83%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,574,458,171
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 7,625,778
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 7,625,778

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014654 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$48	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.71% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	6.71%	14.20%	8.00%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,574,458,171
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 7,625,778
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014656 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$73	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.43% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	6.43%	13.91%	7.73%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,574,458,171
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 7,625,778
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 16.19% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	16.19%	16.96%	9.61%

Russell 3000® Index	20.81%	16.74%	13.87%

Russell 2000® Index	14.41%	11.50%	6.94%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014659 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$70	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.42% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	15.42%	16.18%	10.38%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923
Total number of portfolio holdings	386
Portfolio turnover (%)	76%
Total management fees paid for the year	$13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014657 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$43	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	15.73%	16.48%	10.66%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923
Total number of portfolio holdings	386
Portfolio turnover (%)	76%
Total management fees paid for the year	$13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$59	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	15.54%	16.31%	10.50%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.44%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.70% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	15.70%	16.42%	10.43%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell 2000® Index	14.41%	11.50%	9.23%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014658 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TCSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.34% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	15.34%	16.13%	10.34%

Class A at maximum sales charge (Offering Price)	8.69%	14.76%	9.69%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,395,622,923
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 13,466,074
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$13,466,074

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class I Shares
Trading Symbol	TRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Class I Shares at net asset value (NAV) was 30.35% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	30.35%	19.05%	18.13%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Growth Index	30.52%	19.24%	18.33%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,594,416,727
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,491,710
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014660 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 30.45% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	30.45%	19.17%	18.21%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 18,594,416,727
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,491,710
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014661 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 30.14% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	30.14%	18.88%	17.92%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 18,594,416,727
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,491,710
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014663 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 10.82% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	10.82%	13.94%	9.65%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,627,632,828
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 4,391,204
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$4,391,204

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014662 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 11.09% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	11.09%	14.23%	9.93%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,627,632,828
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 4,391,204
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 4,391,204

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class I Shares
Trading Symbol	THCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Class I Shares at net asset value (NAV) was 10.97% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	10.97%	14.09%	9.84%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Value Index	11.15%	14.28%	10.02%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 11,627,632,828
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 4,391,204
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 4,391,204

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033280 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	TIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.70% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.70%	15.10%	15.76%

Class A at maximum sales charge (Offering Price)	19.41%	13.75%	15.07%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	TILHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.05% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	27.05%	15.34%	15.92%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Growth Index	30.52%	19.24%	18.33%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079573 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$62	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.89% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.89%	15.24%	15.91%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033282 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$45	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.12% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	27.12%	15.42%	16.10%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033281 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$74	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	26.76%	15.13%	15.80%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class W Shares
Trading Symbol	TILWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.58% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
ecurity selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	27.58%	15.88%	15.96%

Russell 1000® Index	21.14%	17.05%	14.33%

Russell 1000® Growth Index	30.52%	19.24%	18.45%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,841,216,229
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 24,711,436
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202763 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class W Shares
Trading Symbol	TEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 27.94% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	27.94%	4.65%	6.64%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.70%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090851 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$129	1.14%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%	[70]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.51% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	26.51%	3.57%	6.31%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090853 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$101	0.89%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.81% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	26.81%	3.73%	6.49%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090852 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$118	1.04%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.74% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.74%	3.61%	6.36%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162588 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	TEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$114	1.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.68% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	26.68%	3.63%	6.71%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	8.22%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090850 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	TEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$144	1.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.45% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.45%	3.35%	6.09%

Class A at maximum sales charge (Offering Price)	19.21%	2.14%	5.46%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,753,428,958
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,074,345
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090854 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TEQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%	[75]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 28.24% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	28.24%	6.62%	7.07%

Class A at maximum sales charge (Offering Price)	20.84%	5.36%	6.44%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162589 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%	[76]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 28.57% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	28.57%	6.83%	7.75%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	8.22%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090856 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TEQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$34	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%	[77]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 28.42% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	28.42%	6.84%	7.29%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090857 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TEQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$17	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%	[78]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 28.63% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	28.63%	6.99%	7.45%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090855 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TEQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$46	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%	[79]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 28.35% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	28.35%	6.74%	7.18%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000202764 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TENWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[80]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 28.82% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	28.82%	7.17%	6.61%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.70%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 8,791,253,723
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 7,666,739
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000202765 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class W Shares
Trading Symbol	TIOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[81]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 19.70% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	19.70%	6.25%	7.14%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.42%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124965 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Retirement Class Shares
Trading Symbol	TIOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%	[82]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.69% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	18.69%	5.44%	7.46%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124962 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	TIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%	[83]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	18.98%	5.61%	7.66%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124963 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Premier Class Shares
Trading Symbol	TIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$82	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%	[84]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.85% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	18.85%	5.47%	7.52%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162599 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class I Shares
Trading Symbol	TIOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$72	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%	[85]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.90% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	18.90%	5.52%	7.55%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.88%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124964 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class A Shares
Trading Symbol	TIOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	1.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%	[86]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.56% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	18.56%	5.23%	7.24%

Class A at maximum sales charge (Offering Price)	11.71%	4.00%	6.60%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.

Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,804,297,697
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 13,883,388
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145610 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	TEDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$106	1.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%	[87]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.58% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low-beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	11.58%	4.25%	5.23%

Class A at maximum sales charge (Offering Price)	7.14%	3.40%	4.81%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162600 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	TEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%	[88]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.10% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	12.10%	4.54%	5.69%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.24%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145609 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Premier Class Shares
Trading Symbol	TEDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$83	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%	[89]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.90% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.90%	4.41%	5.41%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145608 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	TEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$65	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%	[90]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.09%	4.61%	5.58%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Retirement Class Shares
Trading Symbol	TEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$91	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[91]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.83%	4.38%	5.34%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202766 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class W Shares
Trading Symbol	TEDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[92]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.77% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	12.77%	5.26%	5.82%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	3.67%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 786,342,049
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,967,695
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$59	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%	[93]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 20.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	20.95%	11.97%	7.56%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,913,876,436
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 5,168,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158754 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.28%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%	[94]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.21% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	21.21%	12.24%	7.82%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,913,876,436
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 5,168,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$48	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%	[95]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.01% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	21.01%	12.05%	7.65%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,913,876,436
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 5,168,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162604 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TSOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.28%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%	[96]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.18% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM-Firmenich AG and Sika AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	21.18%	12.14%	7.84%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,913,876,436
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 5,168,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 5,168,347

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TSORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$70	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%	[97]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 20.77% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	20.77%	11.89%	7.47%

Class A at maximum sales charge (Offering Price)	13.85%	10.57%	6.83%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,913,876,436
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 5,168,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class A Shares
Trading Symbol	TIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.92%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%	[98]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.04% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	5.04%	0.71%	1.87%

Class A at maximum sales charge (Offering Price)	0.86%	(0.12)%	1.42%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171516 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class I Shares
Trading Symbol	TIBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$62	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%	[99]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.34% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out-of-benchmark high-yield issuers.

•
Out-of-benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out-of-benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	5.34%	1.01%	2.17%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$74	0.72%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%	[100]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.25% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	5.25%	0.91%	2.07%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$58	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[101]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.44% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	5.44%	1.07%	2.23%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$82	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[102]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.06% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	5.06%	0.80%	1.97%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202768 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class W Shares
Trading Symbol	TIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[103]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 6.04% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	6.04%	1.68%	3.24%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.75%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.48%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,192,201,337
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 2,371,537
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202769 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[104]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.78% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	18.78%	18.36%	12.57%

Russell 3000® Index	20.81%	16.74%	13.87%

Russell 2500™ Index	11.94%	11.84%	8.19%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$75	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%	[105]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 17.91% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	17.91%	17.51%	13.40%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$50	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%	[106]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.17% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	18.17%	17.80%	13.68%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$68	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%	[107]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.06% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	18.06%	17.61%	13.50%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.54%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%	[108]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.17% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	18.17%	17.68%	13.61%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.77%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%	[109]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 17.89% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	17.89%	17.41%	13.28%

Class A at maximum sales charge (Offering Price)	11.11%	16.04%	12.56%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,947,892,218
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 6,688,620
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,688,620

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175456 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TLISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$121	1.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.06%	[110]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 28.91% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class A Shares at NAV (excluding maximum sales charge)	28.91%	11.51%	7.30%

Class A at maximum sales charge (Offering Price)	21.53%	10.21%	6.59%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175453 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$91	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%	[111]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.31% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class I Shares at NAV	29.31%	11.92%	7.68%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175455 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$103	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%	[112]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Premier Class Shares at NAV	29.07%	11.75%	7.56%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175454 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$81	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%	[113]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class R6 Shares at NAV	29.34%	11.96%	7.73%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175457 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$110	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%	[114]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.07% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Retirement Class Shares at NAV	29.07%	11.68%	7.48%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202770 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[115]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 30.24% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	30.24%	12.76%	7.59%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	7.69%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.10%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,316,997,083
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 8,023,450
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 8,023,450

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.
[14]	Annualized for period less than one year.
[15]	Annualized for period less than one year.
[16]	Annualized for period less than one year.
[17]	Annualized for period less than one year.
[18]	Annualized for period less than one year.
[19]	Annualized for period less than one year.
[20]	Annualized for period less than one year.
[21]	Annualized for period less than one year.
[22]	Annualized for period less than one year.
[23]	Annualized for period less than one year.
[24]	Annualized for period less than one year.
[25]	Annualized for period less than one year.
[26]	Annualized for period less than one year.
[27]	Annualized for period less than one year.
[28]	Annualized for period less than one year.
[29]	Annualized for period less than one year.
[30]	Annualized for period less than one year.
[31]	Annualized for period less than one year.
[32]	Annualized for period less than one year.
[33]	Annualized for period less than one year.
[34]	Annualized for period less than one year.
[35]	Annualized for period less than one year.
[36]	Annualized for period less than one year.
[37]	Annualized for period less than one year.
[38]	Annualized for period less than one year.
[39]	Annualized for period less than one year.
[40]	Annualized for period less than one year.
[41]	Annualized for period less than one year.
[42]	Annualized for period less than one year.
[43]	Annualized for period less than one year.
[44]	Annualized for period less than one year.
[45]	Annualized for period less than one year.
[46]	Annualized for period less than one year.
[47]	Annualized for period less than one year.
[48]	Annualized for period less than one year.
[49]	Annualized for period less than one year.
[50]	Annualized for period less than one year.
[51]	Annualized for period less than one year.
[52]	Annualized for period less than one year.
[53]	Annualized for period less than one year.
[54]	Annualized for period less than one year.
[55]	Annualized for period less than one year.
[56]	Annualized for period less than one year.
[57]	Annualized for period less than one year.
[58]	Annualized for period less than one year.
[59]	Annualized for period less than one year.
[60]	Annualized for period less than one year.
[61]	Annualized for period less than one year.
[62]	Annualized for period less than one year.
[63]	Annualized for period less than one year.
[64]	Annualized for period less than one year.
[65]	Annualized for period less than one year.
[66]	Annualized for period less than one year.
[67]	Annualized for period less than one year.
[68]	Annualized for period less than one year.
[69]	Annualized for period less than one year.
[70]	Annualized for period less than one year.
[71]	Annualized for period less than one year.
[72]	Annualized for period less than one year.
[73]	Annualized for period less than one year.
[74]	Annualized for period less than one year.
[75]	Annualized for period less than one year.
[76]	Annualized for period less than one year.
[77]	Annualized for period less than one year.
[78]	Annualized for period less than one year.
[79]	Annualized for period less than one year.
[80]	Annualized for period less than one year.
[81]	Annualized for period less than one year.
[82]	Annualized for period less than one year.
[83]	Annualized for period less than one year.
[84]	Annualized for period less than one year.
[85]	Annualized for period less than one year.
[86]	Annualized for period less than one year.
[87]	Annualized for period less than one year.
[88]	Annualized for period less than one year.
[89]	Annualized for period less than one year.
[90]	Annualized for period less than one year.
[91]	Annualized for period less than one year.
[92]	Annualized for period less than one year.
[93]	Annualized for period less than one year.
[94]	Annualized for period less than one year.
[95]	Annualized for period less than one year.
[96]	Annualized for period less than one year.
[97]	Annualized for period less than one year.
[98]	Annualized for period less than one year.
[99]	Annualized for period less than one year.
[100]	Annualized for period less than one year.
[101]	Annualized for period less than one year.
[102]	Annualized for period less than one year.
[103]	Annualized for period less than one year.
[104]	Annualized for period less than one year.
[105]	Annualized for period less than one year.
[106]	Annualized for period less than one year.
[107]	Annualized for period less than one year.
[108]	Annualized for period less than one year.
[109]	Annualized for period less than one year.
[110]	Annualized for period less than one year.
[111]	Annualized for period less than one year.
[112]	Annualized for period less than one year.
[113]	Annualized for period less than one year.
[114]	Annualized for period less than one year.
[115]	Annualized for period less than one year.